Segmental analysis - Schedule of capital expenditure by operating segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	£ 60,804	£ 43,761	£ 46,336
Capital expenditure	6,185	4,727	4,792
Depreciation, amortisation and impairment	(1,830)	(1,485)	(1,435)
Property, plant and equipment
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	57,532	42,424	45,160
Capital expenditure	5,714	4,335	4,465
Depreciation, amortisation and impairment	(1,544)	(1,317)	(1,286)
Non-current intangible assets
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	3,272	1,337	1,176
Capital expenditure	471	392	327
Depreciation, amortisation and impairment	(286)	(168)	(149)
UK
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	30,131	16,627	15,706
Capital expenditure	2,546	1,504	1,560
Depreciation, amortisation and impairment	(879)	(596)	(579)
US
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	30,673	27,134	30,630
Capital expenditure	3,639	3,223	3,232
Depreciation, amortisation and impairment	(951)	(889)	(856)
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	14,678	14,000	13,463
Capital expenditure	1,195	984	951
Depreciation, amortisation and impairment	(508)	(460)	(431)
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	12,522	0	0
Capital expenditure	899	0	0
Depreciation, amortisation and impairment	(158)	0	0
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	404	379	336
Capital expenditure	108	88	92
Depreciation, amortisation and impairment	(83)	(47)	(38)
Operating segments | New England
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	11,485	10,165	13,127
Capital expenditure	1,561	1,437	1,365
Depreciation, amortisation and impairment	(364)	(389)	(373)
Operating segments | New York
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	18,676	16,467	16,920
Capital expenditure	1,960	1,738	1,822
Depreciation, amortisation and impairment	(537)	(453)	(436)
Operating segments | NGV and Other
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	3,039	2,750	2,490
Capital expenditure	462	480	562
Depreciation, amortisation and impairment	£ (180)	£ (136)	£ (157)